Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 29, 2025	Sep. 02, 2025	Dec. 29, 2025	Dec. 30, 2024	Jan. 01, 2024	Jan. 02, 2023	Jan. 03, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by applicable SEC rules, we are providing the following tables and narratives which set forth additional compensation information for our principal executive officer ("PEO") and non-PEO NEOs, including the "compensation actually paid" ("CAP") to our PEO and Average CAP to our non-PEO NEOs, each as determined in accordance with SEC rules; total shareholder return ("TSR"); net income; and operating income for our fiscal years 2025, 2024, 2023, 2022, and 2021.

The amounts reported in the "Compensation Actually Paid to PEO" and “Average Compensation Actually Paid to Non-PEO NEOs” columns does not represent the value actually realized by the PEO or the Non-PEO NEOs. For further information about compensation decisions, see "Compensation Discussion and Analysis" section above.

							Value of Initial Fixed $100 Investment Based On:
Year ( a )	Summary Compensation Table Total for PEO 1: Thomas Edman(A) (b)	Summary Compensation Table Total for PEO 2: Edwin Roks(A) (b)	Compensation Actually Paid to PEO 1: Thomas Edman(A) (c)	Compensation Actually Paid to PEO 2: Edwin Roks(A) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(A) (d)	Average Compensation Actually Paid to Non-PEO NEOs(A) (e)	Total Shareholder Return(B) (f)	Peer Group Total Shareholder Return(B) (g)	Net Income (in 1,000's)(C) (h)	Operating Income (in 1,000's)(D) (h)
2025	$8,784,956	$5,120,777	$29,132,305	$8,950,814	$3,407,363	$10,478,000	$518	$200	$177,448	$264,684
2024	$5,414,211	--	$4,164,834	--	$2,391,286	$2,260,339	$180	$141	$56,299	$116,043
2023	$4,187,200	--	$3,179,981	--	$1,711,997	$1,375,921	$115	$111	$(18,718)	$42,316
2022	$4,003,765	--	$3,381,968	--	$1,783,084	$1,606,848	$110	$92	$94,583	$210,408
2021	$2,595,084	--	$2,364,664	--	$1,455,342	$1,451,097	$110	$121	$54,414	$125,991

(A)
For 2025, Mr. Edman (“PEO 1”) served as our PEO, President, and Chief Executive Officer until September 2, 2025, when Mr. Roks (“PEO 2”) became our PEO, President, and Chief Executive Officer. The PEO for 2024, 2023, 2022, and 2021 was Mr. Edman, President, and Chief Executive Officer. The Non-PEO NEOs for 2025, 2024, 2023, 2022, and 2021 were the following:

2025	2024	2023	2022	2021
Daniel L. Boehle	Daniel L. Boehle	Daniel L. Boehle	Catherine A. Gridley	Todd B. Schull
Catherine A. Gridley	Catherine A. Gridley	Todd B. Schull	Todd B. Schull	Douglas L. Soder
Douglas L. Soder	Douglas L. Soder	Catherine A. Gridley	Douglas L. Soder	Phillip Titterton
Daniel J. Weber	Philip Titterton	Douglas L. Soder	Phillip Titterton	Daniel J. Weber
Phillip Titterton

The following adjustments were made to the amounts reported in the Total column of the SCT (SCT Total Compensation), which are reported in columns (b), to derive the CAP reported in columns (c):

PEO 1: SCT Total Compensation to CAP Reconciliation

Year	Total Compensation Reported in SCT	Equity Awards Reported in SCT(1)(2)	Adjusted Equity Awards Included in CAP(3)	CAP
2025	$8,784,956	$(5,688,747)	$26,036,096	$29,132,305
2024	$5,414,211	$(3,293,662)	$2,044,285	$4,164,834
2023	$4,187,200	$(2,299,024)	$1,291,805	$3,179,981
2022	$4,003,765	$(1,064,521)	$442,724	$3,381,968
2021	$2,595,084	$(1,017,226)	$786,806	$2,364,664

PEO 2: SCT Total Compensation to CAP Reconciliation

Year	Total Compensation Reported in SCT	Equity Awards Reported in SCT(1)(2)	Adjusted Equity Awards Included in CAP(3)	CAP
2025	$5,120,777	$(4,059,493)	$7,889,530	$8,950,814

(1)
The amounts in this column are the amounts in the “Stock Awards” column of the SCT, which represent the grant date fair value of equity awards for the applicable year.
(2)
For PRUs included in 2021 through 2024 for SCT and CAP, select grants originating from 2022 and prior treated TSR as a modifier rather than an additive component of shares earned.
(3)
The amounts set forth in the following tables are reflected in this column:

PEO 1: Equity Award Values Included in CAP

Year	Year End Value of Equity Awards Granted During the Covered Year(i)	Change in Fair Value of Outstanding and Unvested Equity Awards(ii)	Value of Awards Granted During the Covered Year Vesting During the Covered Year(iii)	Change in Fair Value Between Prior Year-End and Vest Date of Equity Awards Vested in the Covered Year(iv)	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year(v)	Adjusted Equity Award Values Included in CAP
2025	$11,400,632	$5,646,829	$3,204,875	$5,783,760	--	$26,036,096
2024	$1,813,149	$417,057	--	$155,496	$(341,417)	$2,044,285
2023	$1,276,507	$30,851	--	$(15,553)	--	$1,291,805
2022	$1,181,032	$(2,283)	--	$(103,089)	$(632,936)	$442,724
2021	$1,042,869	$56,654	--	$27,872	$(340,589)	$786,806

PEO 2: Equity Award Values Included in CAP

Year	Year End Value of Equity Awards Granted During the Covered Year(i)	Change in Fair Value of Outstanding and Unvested Equity Awards(ii)	Value of Awards Granted During the Covered Year Vesting During the Covered Year(iii)	Change in Fair Value Between Prior Year-End and Vest Date of Equity Awards Vested in the Covered Year(iv)	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year(v)	Adjusted Equity Award Values Included in CAP
2025	$7,889,530	--	--	--	--	$7,889,530

(i)
The year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year;
(ii)
The amount of change in fair value as of the end of the applicable year (from the end of the prior year) in the fair value of equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year;
(iii)
The value upon vesting of awards that were granted and vested in the applicable year;
(iv)
The amount of change as of the vesting date (from the end of the prior year) in the fair value of equity awards that were granted in prior years and vested in the applicable year
(v)
The fair value of awards granted in prior years that failed to meet the applicable vesting condition during the covered year (as of the end of the prior year).

There was no dollar value of dividends or other earnings paid on equity awards in the applicable year that is not otherwise reflected in the fair value of such award. The value of equity awards included in CAP, as reported in column (c), is impacted by changes in our stock price. Our fiscal year end stock price was $71.21 for 2025, $24.70 for 2024, $15.81 for 2023, $15.08 for 2022, $15.14 for 2021 and $13.75 in 2020.

The following adjustments were made to the amounts reported in the Total column of the SCT (SCT Total Compensation), which are reported in column (d), to derive the CAP reported in column (e):

Average Non-PEO NEOs: SCT Total Compensation to CAP Reconciliation

Year	Average Total Compensation Reported in SCT	Average Equity Awards Reported in SCT(1)(2)	Average Adjusted Equity Award Values Included in CAP(3)	Average CAP
2025	$3,407,363	$(2,175,186)	$9,245,823	$10,478,000
2024	$2,391,286	$(1,371,076)	$1,240,129	$2,260,339
2023	$1,711,997	$(873,062)	$536,986	$1,375,921
2022	$1,783,084	$(551,625)	$375,389	$1,606,848
2021	$1,455,342	$(566,085)	$561,840	$1,451,097

(1)
The amounts in this column are the average of the amounts in the "Stock Awards" column of the SCT, which represent the grant date fair value of Equity Awards granted in the applicable year.
(2)
For PRU's included in 2021 through 2024 for SCT and CAP, select grants originating from 2022 and prior treated TSR as a modifier rather than an additive component of shares earned.
(3)
The amounts set forth in the following tables are reflected in this column:

Average Non-PEO NEOs: Equity Award Values Included in CAP

Year	Average Year End Value of Equity Awards Granted During the Covered Year(i)	Average Change in Fair Value of Outstanding and Unvested Equity Awards(ii)	Value of Awards Granted During the Covered Year Vesting During the Covered Year(iii)	Average Change in Fair Value Between Prior Year-End and Vest Date of Equity Awards Vested in the Covered Year(iv)	Average Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year(v)	Average Adjusted Equity Award Values Included in CAP
2025	$4,037,435	$2,593,987	$866,265	$1,748,136	--	$9,245,823
2024	$1,021,441	$257,223	--	$89,972	$(128,507)	$1,240,129
2023	$544,644	$14,011	--	$(21,669)	--	$536,986
2022	$629,596	$(1,635)	--	$(68,196)	$(184,376)	$375,389
2021	$584,523	$39,688	--	$18,592	$(80,963)	$561,840

(i)
The average year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year;
(ii)
The average amount of change in fair value as of the end of the applicable year (from the end of the prior year) in the fair value of an equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year;
(iii)
The average value upon vesting of awards that were granted and vested in the applicable year;
(iv)
The average amount of change as of the vesting date (from the end of the prior year) in the fair value of any equity award granted in prior years and vested in the applicable year;
(v)
The average fair value of awards granted in prior years that failed to meet applicable vesting conditions during the covered year (as of the end of the prior year).

There was no dollar value of dividends or other earnings paid on equity awards in the applicable year that is not otherwise reflected in the fair value of such award. The value of Equity Awards included in CAP, as reported in "Average Compensation Actually Paid to Non-PEO" columns, is impacted by changes in our stock price. Our fiscal year-end stock price was $71.21 for 2025, $24.70 for 2024, $15.81 for 2023, $15.08 for 2022, $15.14 for 2021, and $13.75 for 2020.

Company Selected Measure Name			Operating Income
Named Executive Officers, Footnote
(A)
For 2025, Mr. Edman (“PEO 1”) served as our PEO, President, and Chief Executive Officer until September 2, 2025, when Mr. Roks (“PEO 2”) became our PEO, President, and Chief Executive Officer. The PEO for 2024, 2023, 2022, and 2021 was Mr. Edman, President, and Chief Executive Officer. The Non-PEO NEOs for 2025, 2024, 2023, 2022, and 2021 were the following:

2025	2024	2023	2022	2021
Daniel L. Boehle	Daniel L. Boehle	Daniel L. Boehle	Catherine A. Gridley	Todd B. Schull
Catherine A. Gridley	Catherine A. Gridley	Todd B. Schull	Todd B. Schull	Douglas L. Soder
Douglas L. Soder	Douglas L. Soder	Catherine A. Gridley	Douglas L. Soder	Phillip Titterton
Daniel J. Weber	Philip Titterton	Douglas L. Soder	Phillip Titterton	Daniel J. Weber
Phillip Titterton

The following adjustments were made to the amounts reported in the Total column of the SCT (SCT Total Compensation), which are reported in columns (b), to derive the CAP reported in columns (c):

Peer Group Issuers, Footnote
(B)
The cumulative TSR reflected in each of columns (f) and (g) was calculated in the same manner as required under Item 201(e) of Regulation S-K and represents the cumulative return on a fixed investment of $100 in the common stock (including reinvested dividends) of (a) the Company and (b) our compensation peer group for the period starting at market close on the last trading day before fiscal year 2021, through the last day of the listed fiscal year. The peer group used in this calculation is defined as the “Executive Compensation Peer Group” on page 40.

PEO Total Compensation Amount	$ 5,120,777	$ 8,784,956		$ 5,414,211	$ 4,187,200	$ 4,003,765	$ 2,595,084
PEO Actually Paid Compensation Amount	$ 8,950,814	$ 29,132,305		4,164,834	3,179,981	3,381,968	2,364,664
Adjustment To PEO Compensation, Footnote

PEO 1: SCT Total Compensation to CAP Reconciliation

Year	Total Compensation Reported in SCT	Equity Awards Reported in SCT(1)(2)	Adjusted Equity Awards Included in CAP(3)	CAP
2025	$8,784,956	$(5,688,747)	$26,036,096	$29,132,305
2024	$5,414,211	$(3,293,662)	$2,044,285	$4,164,834
2023	$4,187,200	$(2,299,024)	$1,291,805	$3,179,981
2022	$4,003,765	$(1,064,521)	$442,724	$3,381,968
2021	$2,595,084	$(1,017,226)	$786,806	$2,364,664

PEO 2: SCT Total Compensation to CAP Reconciliation

Year	Total Compensation Reported in SCT	Equity Awards Reported in SCT(1)(2)	Adjusted Equity Awards Included in CAP(3)	CAP
2025	$5,120,777	$(4,059,493)	$7,889,530	$8,950,814

(1)
The amounts in this column are the amounts in the “Stock Awards” column of the SCT, which represent the grant date fair value of equity awards for the applicable year.
(2)
For PRUs included in 2021 through 2024 for SCT and CAP, select grants originating from 2022 and prior treated TSR as a modifier rather than an additive component of shares earned.
(3)
The amounts set forth in the following tables are reflected in this column:

PEO 1: Equity Award Values Included in CAP

Year	Year End Value of Equity Awards Granted During the Covered Year(i)	Change in Fair Value of Outstanding and Unvested Equity Awards(ii)	Value of Awards Granted During the Covered Year Vesting During the Covered Year(iii)	Change in Fair Value Between Prior Year-End and Vest Date of Equity Awards Vested in the Covered Year(iv)	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year(v)	Adjusted Equity Award Values Included in CAP
2025	$11,400,632	$5,646,829	$3,204,875	$5,783,760	--	$26,036,096
2024	$1,813,149	$417,057	--	$155,496	$(341,417)	$2,044,285
2023	$1,276,507	$30,851	--	$(15,553)	--	$1,291,805
2022	$1,181,032	$(2,283)	--	$(103,089)	$(632,936)	$442,724
2021	$1,042,869	$56,654	--	$27,872	$(340,589)	$786,806

PEO 2: Equity Award Values Included in CAP

Year	Year End Value of Equity Awards Granted During the Covered Year(i)	Change in Fair Value of Outstanding and Unvested Equity Awards(ii)	Value of Awards Granted During the Covered Year Vesting During the Covered Year(iii)	Change in Fair Value Between Prior Year-End and Vest Date of Equity Awards Vested in the Covered Year(iv)	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year(v)	Adjusted Equity Award Values Included in CAP
2025	$7,889,530	--	--	--	--	$7,889,530

(i)
The year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year;
(ii)
The amount of change in fair value as of the end of the applicable year (from the end of the prior year) in the fair value of equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year;
(iii)
The value upon vesting of awards that were granted and vested in the applicable year;
(iv)
The amount of change as of the vesting date (from the end of the prior year) in the fair value of equity awards that were granted in prior years and vested in the applicable year
(v)
The fair value of awards granted in prior years that failed to meet the applicable vesting condition during the covered year (as of the end of the prior year).

There was no dollar value of dividends or other earnings paid on equity awards in the applicable year that is not otherwise reflected in the fair value of such award. The value of equity awards included in CAP, as reported in column (c), is impacted by changes in our stock price. Our fiscal year end stock price was $71.21 for 2025, $24.70 for 2024, $15.81 for 2023, $15.08 for 2022, $15.14 for 2021 and $13.75 in 2020.

Non-PEO NEO Average Total Compensation Amount			$ 3,407,363	2,391,286	1,711,997	1,783,084	1,455,342
Non-PEO NEO Average Compensation Actually Paid Amount			$ 10,478,000	2,260,339	1,375,921	1,606,848	1,451,097
Adjustment to Non-PEO NEO Compensation Footnote

The following adjustments were made to the amounts reported in the Total column of the SCT (SCT Total Compensation), which are reported in column (d), to derive the CAP reported in column (e):

Average Non-PEO NEOs: SCT Total Compensation to CAP Reconciliation

Year	Average Total Compensation Reported in SCT	Average Equity Awards Reported in SCT(1)(2)	Average Adjusted Equity Award Values Included in CAP(3)	Average CAP
2025	$3,407,363	$(2,175,186)	$9,245,823	$10,478,000
2024	$2,391,286	$(1,371,076)	$1,240,129	$2,260,339
2023	$1,711,997	$(873,062)	$536,986	$1,375,921
2022	$1,783,084	$(551,625)	$375,389	$1,606,848
2021	$1,455,342	$(566,085)	$561,840	$1,451,097

(1)
The amounts in this column are the average of the amounts in the "Stock Awards" column of the SCT, which represent the grant date fair value of Equity Awards granted in the applicable year.
(2)
For PRU's included in 2021 through 2024 for SCT and CAP, select grants originating from 2022 and prior treated TSR as a modifier rather than an additive component of shares earned.
(3)
The amounts set forth in the following tables are reflected in this column:

Average Non-PEO NEOs: Equity Award Values Included in CAP

Year	Average Year End Value of Equity Awards Granted During the Covered Year(i)	Average Change in Fair Value of Outstanding and Unvested Equity Awards(ii)	Value of Awards Granted During the Covered Year Vesting During the Covered Year(iii)	Average Change in Fair Value Between Prior Year-End and Vest Date of Equity Awards Vested in the Covered Year(iv)	Average Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year(v)	Average Adjusted Equity Award Values Included in CAP
2025	$4,037,435	$2,593,987	$866,265	$1,748,136	--	$9,245,823
2024	$1,021,441	$257,223	--	$89,972	$(128,507)	$1,240,129
2023	$544,644	$14,011	--	$(21,669)	--	$536,986
2022	$629,596	$(1,635)	--	$(68,196)	$(184,376)	$375,389
2021	$584,523	$39,688	--	$18,592	$(80,963)	$561,840

(i)
The average year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year;
(ii)
The average amount of change in fair value as of the end of the applicable year (from the end of the prior year) in the fair value of an equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year;
(iii)
The average value upon vesting of awards that were granted and vested in the applicable year;
(iv)
The average amount of change as of the vesting date (from the end of the prior year) in the fair value of any equity award granted in prior years and vested in the applicable year;
(v)
The average fair value of awards granted in prior years that failed to meet applicable vesting conditions during the covered year (as of the end of the prior year).

There was no dollar value of dividends or other earnings paid on equity awards in the applicable year that is not otherwise reflected in the fair value of such award. The value of Equity Awards included in CAP, as reported in "Average Compensation Actually Paid to Non-PEO" columns, is impacted by changes in our stock price. Our fiscal year-end stock price was $71.21 for 2025, $24.70 for 2024, $15.81 for 2023, $15.08 for 2022, $15.14 for 2021, and $13.75 for 2020.

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between CAP to our PEO 1, CAP to our PEO 2 (only with respect to fiscal year 2025) the average of CAP to our Non-PEO NEOs, each as set forth in the Table above, and our cumulative TSR over the five-year period from fiscal years 2021 through 2025. The following chart also compares our cumulative TSR over the five-year period from fiscal years 2021 through 2025 to that of our Peer Group (defined as the “Executive Compensation Peer Group” on page 40) over the same time period.

* Assumes $100 invested at market close of 12/28/2020 in stock or index

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between CAP to our PEO 1, CAP to our PEO 2 (only with respect to fiscal year 2025), the average of CAP to our Non-PEO NEOs, and our net income during fiscal years 2021 through 2025, each as set forth in the table above.

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between CAP to our PEO 1, CAP to our PEO 2 (only with respect to fiscal year 2025), the average of CAP to our Non-PEO NEOs, and our operating income during fiscal years 2021 through 2025 , each as set forth in the table above.

Total Shareholder Return Vs Peer Group

The following chart sets forth the relationship between CAP to our PEO 1, CAP to our PEO 2 (only with respect to fiscal year 2025) the average of CAP to our Non-PEO NEOs, each as set forth in the Table above, and our cumulative TSR over the five-year period from fiscal years 2021 through 2025. The following chart also compares our cumulative TSR over the five-year period from fiscal years 2021 through 2025 to that of our Peer Group (defined as the “Executive Compensation Peer Group” on page 40) over the same time period.

* Assumes $100 invested at market close of 12/28/2020 in stock or index

Tabular List, Table

Financial Performance Measures

We believe that a significant portion of the NEOs’ target total compensation should be dependent upon performance. At TTM, we use corporate, business unit and individual performance components to link compensation actually paid (as defined by SEC rules) to the NEOs for the most recently completed fiscal year. The Company’s performance metric targets include the following:

□
Total Revenue
□
Adjusted EBITDA
□
Global Operating Income
□
Global Cash Flow as a percentage of Revenue
□
Sector Operating Income
□
Individual Goals

Our human capital and compensation committee believes that the selected TSR Peer Group is more appropriate for determining TSR under our PRU Program as it provides a comparison of our Company’s stock price performance against our global competitors. For a discussion regarding how the TSR Peer Group affects executive compensation, please see the “Long-Term Equity Awards” section on page 37.

Total Shareholder Return Amount			$ 518	180	115	110	110
Peer Group Total Shareholder Return Amount			200	141	111	92	121
Net Income (Loss)			$ 177,448,000	$ 56,299,000	$ (18,718,000)	$ 94,583,000	$ 54,414,000
Company Selected Measure Amount			264,684,000	116,043,000	42,316,000	210,408,000	125,991,000
PEO Name	Mr. Roks	Mr. Edman		Mr. Edman	Mr. Edman	Mr. Edman	Mr. Edman
Measure:: 1
Pay vs Performance Disclosure
Name			Global Operating Income
Non-GAAP Measure Description
(D)
The dollar amounts reported in column (i) represent the amount of operating income reflected in the Company’s audited financial statements for the applicable year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that operating income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Total Revenue
Measure:: 4
Pay vs Performance Disclosure
Name			Global Cash Flow as a percentage of Revenue
Measure:: 5
Pay vs Performance Disclosure
Name			Sector Operating Income
Measure:: 6
Pay vs Performance Disclosure
Name			Individual Goals
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,059,493)	$ (5,688,747)		$ (3,293,662)	$ (2,299,024)	$ (1,064,521)	$ (1,017,226)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,889,530	26,036,096		2,044,285	1,291,805	442,724	786,806
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,889,530	11,400,632		1,813,149	1,276,507	1,181,032	1,042,869
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,646,829		417,057	30,851	(2,283)	56,654
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,204,875
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 5,783,760		(155,496)	(15,553)	(103,089)	27,872
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(341,417)		(632,936)	(340,589)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (2,175,186)	(1,371,076)	(873,062)	(551,625)	(566,085)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,245,823	1,240,129	536,986	375,389	561,840
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,037,435	1,021,441	544,644	629,596	584,523
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,593,987	257,223	14,011	(1,635)	39,688
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			866,265
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,748,136	89,972,000	$ (21,669)	(68,196)	18,592
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (128,507)		$ (184,376)	$ (80,963)